GOVERNMENT FEES AND OTHER TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Government Fees And Other Taxes Explanatory [Abstract]
Schedule of Government Fees and Other Taxes Consist
	Year ended March 31,
	2022	2021
Government fees	$69	$63
Other taxes	2,574	2,311
	$2,643	$2,374